INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Balance at the beginning of the year	$ 975,032
Participation in Other Comprehensive Income	701,730	$ (209,751)	$ 75,370
Year-end balance	985,497	975,032
Associates [member]
Disclosure of associates [line items]
Balance at the beginning of the year	975,032	925,823	865,410
Change in accounting policy		(3,691)
Acquisitions	2,789
Participation in the profit or loss of the period	231,693	195,991	170,349
Participation in Other Comprehensive Income	(9,061)	22,400	1,135
Dividends received	(192,602)	(171,899)	(107,812)
Sale of investments	(5,125)
Entity Liquidation	(4,956)
Allowance for Impairment	(225)
Exchange difference	(12,048)	6,408	(3,259)
Year-end balance	$ 985,497	$ 975,032	$ 925,823